UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

annual Shareholder Report August 31, 2024 Adasina Social Justice All Cap Global ETF Ticker: JSTC (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at (833) 743-0080 or by contacting the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$96	0.89%

Cumulative Performance

(Initial Investment of $10,000)

Adasina Social Justice All Cap Global ETF (NAV)
Adasina Social Justice All Cap Global ETF (MKT)
Dow Jones Global Index
Adasina Social Justice Index
14,000
13,000
12,000
11,000
10,000
9,000
8,000
$13,892
$13,468
$12,779
$12,745
12/8/20
10/31/21
9/30/22
8/31/23
8/31/24

Annual Performance

Annualized Returns for the Periods Ended August 31, 2024	1 Year	Since Inception (12/8/2020)
Adasina Social Justice All Cap Global ETF - NAV	16.11%	6.72%
Adasina Social Justice All Cap Global ETF - Market	16.26%	6.80%
Dow Jones Global Index	22.95%	9.22%
Adasina Social Justice Index	17.64%	8.31%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.adasinaetf.com for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Fund returned 16.11% (NAV) for the fiscal year ended August 31, 2024 as compared to 22.95% for the Dow Jones Global Index TR and 17.64% for the Adasina Social Justice Total Return Index. The Fund is an actively-managed ETF that invests substantially all of its assets in a portfolio of global equities. The Fund's performance was affected positively by Security Selection and Asset Allocation versus the benchmark. During the reporting period, global equity markets were significantly influenced by shifting expectations around inflation and interest rates, with stocks rallying on growing confidence that slowing inflation will allow for more rate cuts heading into the end of 2024.

What Factors Influenced Performance?

Global Economic Recovery: The ongoing post-pandemic recovery provided a favorable backdrop for global equity markets, benefiting many of our holdings.

Global Diversification: Our all-cap global approach helped balance risks and identify opportunities across various markets and capitalizations.

Sector Allocation: Key sector contributors to portfolio returns included Financial Services, Information Technology, and Industrials.

Security Selection: A significant factor in performance was the absence of the so-called "Magnificent 7" stocks (i.e., Apple, Microsoft, Alphabet, Amazon, Nvidia, Meta, and Tesla) from our portfolio, the majority of which violated our Forced & Child Labor screens in addition to numerous other violations of the Adasina Social Justice Investment Criteria. Their absence impacted returns negatively when these stocks surged, contributing to portfolio underperformance relative to unscreened broad global equities portfolios. However, it also provided some protection during periods when these stocks suffered significant declines. While this concentration in a few stocks drove broader market returns over the reporting period, it also increased market risk. Adhering to our Social Justice Investment Criteria produced a more diversified approach, which helped mitigate this concentration risk and allowed us to identify a broader range of sectors and companies to deliver value.

Adasina Social Justice All Cap Global ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2024)

Fund Size (Thousands)	$203,391
Number of Holdings	702
Total Advisory Fee Paid	$1,452,248
Annual Portfolio Turnover	82%

What did the Fund invest in?

(as of August 31, 2024)

Sector Breakdown (% of net assets)

Geographic Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments, investments purchased with collateral from securities lending and liabilities in excess of other assets.

Top Ten Holdings	(% of net assets)
Aflac, Inc.	2.3
Merck & Co., Inc.	2.2
Visa, Inc. - Class A	1.8
Graco, Inc.	1.5
Xylem, Inc.	1.4
Juniper Networks, Inc.	1.4
Automatic Data Processing, Inc.	1.4
The Progressive Corp.	1.3
Snap-on, Inc.	1.3
S&P Global, Inc.	1.3

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.adasinaetf.com.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Adasina Social Justice All Cap Global ETF

	FYE 8/31/2024	FYE 8/31/2023
( a ) Audit Fees	$13,125	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,625	$2,625
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements

August 31, 2024

Tidal ETF Trust

Adasina Social Justice All Cap Global ETF	| JSTC	| NYSE Arca, Inc.

Adasina Social Justice
All Cap Global ETF
Table of Contents

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

COMMON STOCKS - 99.6%	Shares	Value
Advertising - 0.6%
Focus Media Information Technology Co. Ltd. - Class A	96,660	$78,139
The Interpublic Group of Cos, Inc.(b)	37,802	1,232,723
		1,310,862

Aerospace & Defense - 0.1%
Barnes Group, Inc.	3,226	129,169

Agriculture - 0.0%(c)
GrainCorp Ltd. - Class A	10,061	59,799

Apparel - 0.0%(c)
On Holding AG - Class A (a)(b)	950	44,631

Auto Manufacturers - 0.2%
Great Wall Motor Co. Ltd. - Class H	228,115	328,118

Auto Parts & Equipment - 0.0%(c)
Fox Factory Holding Corp. (a)	847	34,287
PWR Holdings Ltd.	4,900	30,387
Visteon Corp. (a)	352	35,633
		100,307

Banks - 6.9%
1st Source Corp.	4,097	251,740
Associated Banc-Corp (b)	4,451	101,839
Banco de Sabadell SA	17,793	38,268
Bangkok Bank PCL	19,922	82,996
Bank Central Asia Tbk PT	999,590	667,795
Bank of Chengdu Co. Ltd. - Class A	31,700	62,298
Bank of Suzhou Co. Ltd. - Class A	45,800	45,295
Bankinter SA	6,367	56,353
BankUnited, Inc.	1,368	52,572
Banque Cantonale Vaudoise	918	98,351
BDO Unibank, Inc.	499,762	1,359,993
BOC Hong Kong Holdings Ltd.	157,029	495,220
Canadian Western Bank	2,981	113,843
City Holding Co.	2,003	237,836
Computershare Ltd.	9,744	187,959
Credicorp Ltd.	4,641	827,722
Cullen/Frost Bankers, Inc. (b)	931	104,486
East West Bancorp, Inc. (b)	16,325	1,372,443
First Interstate BancSystem, Inc. - Class A	1,420	44,091
First Merchants Corp.	1,174	45,786
Glacier Bancorp, Inc.	1,013	47,915
Grupo Financiero Inbursa SAB de CV (a)	130,979	312,037
Hang Seng Bank Ltd.	53,334	644,761
Hope Bancorp, Inc.	14,352	183,562
Kasikornbank PCL	15,587	65,857
Laurentian Bank of Canada	8,619	165,058
M&T Bank Corp.	12,792	2,201,631
Malayan Banking Bhd	270,298	674,104
NBT Bancorp, Inc.	4,078	199,659
NU Holdings Ltd. - Class A (a)	27,139	406,271
Paragon Banking Group PLC	15,121	152,524
Popular, Inc.	420	43,050
Powszechna Kasa Oszczednosci Bank Polski SA	22,810	341,846

The accompanying notes are an integral part of these financial statements.	1

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

Prosperity Bancshares, Inc.	1,541	113,387
Renasant Corp.	4,389	153,615
S&T Bancorp, Inc. (b)	5,237	225,034
SCB X PCL	292,557	924,911
Shanghai Rural Commercial Bank Co. Ltd. - Class A	77,400	72,069
SouthState Corp.	734	71,264
SpareBank 1 SR-Bank ASA	8,637	110,896
Stock Yards Bancorp, Inc.	2,041	123,685
Triumph Financial, Inc. (a)	533	44,761
United Bankshares, Inc.	1,708	66,390
Valiant Holding AG	510	59,328
Walker & Dunlop, Inc.	992	106,204
Webster Financial Corp.	1,718	81,485
Westamerica Bancorp	2,732	141,490
Western Alliance Bancorp	1,186	96,872
		14,076,552

Beverages - 1.2%
Anheuser-Busch InBev SA/NV - ADR	18,654	1,146,102
Anhui Gujing Distillery Co. Ltd. - Class A	1,500	36,403
Asahi Group Holdings Ltd.	12,504	466,050
Becle SAB de CV	19,115	30,904
Britvic PLC	9,159	153,475
Celsius Holdings, Inc. (a)	386	14,680
JDE Peet's NV	1,924	44,127
Kirin Holdings Co. Ltd.	16,994	257,060
Sapporo Holdings Ltd.	1,104	54,955
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	1,000	24,947
Suntory Beverage & Food Ltd.	2,556	93,916
Wuliangye Yibin Co. Ltd. - Class A	1,600	27,771
		2,350,390

Biotechnology - 1.1%
Alnylam Pharmaceuticals, Inc. (a)	270	70,926
Argenx SE (a)	134	69,431
Biogen, Inc. (a)	1,237	253,288
Biohaven Ltd. (a)(b)	1,052	41,449
BioMarin Pharmaceutical, Inc. (a)	751	68,499
Exelixis, Inc. (a)	1,870	48,676
Genmab A/S (a)	134	37,255
Guardant Health, Inc. (a)	1,505	38,498
Halozyme Therapeutics, Inc. (a)	851	54,336
Innoviva, Inc. (a)(b)	3,554	68,877
Insmed, Inc. (a)	3,599	275,216
Intellia Therapeutics, Inc. (a)	1,571	35,253
Ionis Pharmaceuticals, Inc. (a)	978	46,631
Moderna, Inc. (a)	719	55,651
Omniab, Inc. - $12.50 Earnout(a)(d)	119	0
Omniab, Inc. - $15.00 Earnout(a)(d)	119	0
Rocket Pharmaceuticals, Inc. (a)	1,808	34,081
Royalty Pharma PLC - Class A	4,283	124,335
Sarepta Therapeutics, Inc. (a)(b)	317	43,042
Veracyte, Inc. (a)	2,740	86,447
Vertex Pharmaceuticals, Inc. (a)	1,810	897,561
		2,349,452

Building Materials - 1.4%
AAON, Inc. (b)	720	68,767

The accompanying notes are an integral part of these financial statements.	2

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

American Woodmark Corp. (a)	2,136	191,407
Geberit AG	492	313,716
JELD-WEN Holding, Inc. (a)	8,332	118,648
Lennox International, Inc. (b)	75	44,264
Masco Corp. (b)	19,999	1,591,120
Masterbrand, Inc. (a)	2,372	38,047
Modine Manufacturing Co. (a)(b)	551	66,974
Simpson Manufacturing Co., Inc.	661	121,003
SPX Technologies, Inc. (a)	668	108,977
The AZEK Co., Inc. (a)	1,970	83,981
Trex Co., Inc. (a)	450	28,683
		2,775,587

Chemicals - 2.8%
Aica Kogyo Co. Ltd.	1,714	39,423
Asahi Kasei Corp.	87,077	617,173
Axalta Coating Systems Ltd. (a)	7,545	275,393
Clariant AG	8,168	128,424
DIC Corp.	3,672	79,011
EMS-Chemie Holding AG	856	717,831
Eternal Materials Co. Ltd.	36,825	36,261
HB Fuller Co.	3,343	286,361
Kaneka Corp.	2,211	57,202
Kansai Paint Co. Ltd.	3,552	63,463
LANXESS AG	2,022	57,140
Nippon Paint Holdings Co. Ltd.	9,146	57,927
Nitto Denko Corp.	9,035	751,753
Quaker Chemical Corp.	720	121,875
Rogers Corp. (a)	477	51,163
RPM International, Inc. (b)	17,901	2,080,991
Sensient Technologies Corp.	2,275	177,086
Wacker Chemie AG	478	46,095
		5,644,572

Commercial Services - 7.5%
Adyen NV (Acquired 03/20/2024; Cost $39,691) (a)(e)	25	36,777
Anhui Expressway Co. Ltd. - Class H	28,016	33,115
API Group Corp. (a)	3,589	127,589
Applus Services SA(a)	6,777	95,269
Automatic Data Processing, Inc.	10,020	2,764,618
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	790,500	605,572
Boyd Group Services, Inc.	556	92,640
Brambles Ltd.	85,127	1,052,940
CBIZ, Inc. (a)	1,456	107,162
CCR SA	14,822	34,442
Deluxe Corp. (b)	5,093	104,865
Dun & Bradstreet Holdings, Inc. (b)	5,731	68,772
Euronet Worldwide, Inc. (a)	507	54,710
EVERTEC, Inc.	1,087	37,230
Experian PLC	2,029	98,238
Graham Holdings Co. - Class B (b)	125	99,399
Herc Holdings, Inc.	748	109,485
Huron Consulting Group, Inc. (a)	3,316	366,219
Insperity, Inc. (b)	572	53,762
Korn Ferry	1,762	128,714
Localiza Rent a Car SA	4,135	30,053
MarketAxess Holdings, Inc. (b)	345	83,624
Moody's Corp.	4,058	1,979,249

The accompanying notes are an integral part of these financial statements.	3

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

Paylocity Holding Corp. (a)	255	41,157
Quanta Services, Inc.	5,407	1,487,628
Recruit Holdings Co. Ltd.	4,592	285,319
Robert Half, Inc.	2,575	161,375
S&P Global, Inc.	4,965	2,548,237
Shandong Hi-speed Co. Ltd. - Class A	56,900	72,889
SmartGroup Corp. Ltd.	9,851	53,538
The Bidvest Group Ltd.	9,933	162,911
TriNet Group, Inc.	893	91,827
United International Transportation Co.	4,601	111,574
United Rentals, Inc.	2,465	1,827,206
WEX, Inc. (a)	610	116,522
WillScot Holdings Corp. (a)(b)	1,986	76,540
Wolters Kluwer NV	406	69,275
Zigup PLC	16,659	87,905
		15,358,347

Computers - 4.2%
Addnode Group AB	6,390	68,076
Amdocs Ltd.	8,436	733,679
Bytes Technology Group PLC	7,499	46,972
Compal Electronics, Inc.	43,777	45,433
Crowdstrike Holdings, Inc. - Class A (a)	1,260	349,373
CyberArk Software Ltd. (a)	155	44,445
EPAM Systems, Inc. (a)	826	165,828
ExlService Holdings, Inc. (a)	1,896	69,280
Gartner, Inc. (a)(b)	2,442	1,201,366
Genpact Ltd.	3,467	136,010
Insight Enterprises, Inc. (a)(b)	279	60,562
Logitech International SA	2,219	200,912
NetApp, Inc.	17,610	2,125,879
Nomura Research Institute Ltd.	1,433	48,323
Obic Co. Ltd.	350	60,815
Pure Storage, Inc. - Class A (a)	18,995	974,253
Qualys, Inc. (a)	387	48,441
Quanta Computer, Inc.	246,214	2,062,687
Rapid7, Inc. (a)	1,022	38,642
Tenable Holdings, Inc. (a)	912	37,647
Varonis Systems, Inc. (a)	1,322	74,825
		8,593,448

Cosmetics & Personal Care - 0.2%
Amorepacific Corp.	398	37,063
Genomma Lab Internacional SAB de CV - Class B	36,033	34,832
Prestige Consumer Healthcare, Inc. (a)	593	44,262
Unicharm Corp.	6,752	235,524
		351,681

Distribution & Wholesale - 2.1%
Bufab AB	1,571	66,671
Core & Main, Inc. - Class A (a)	687	32,997
Inchcape PLC	3,642	40,781
Nagase & Co., Ltd.	2,797	61,259
OPENLANE, Inc. (a)	4,559	79,007
Pool Corp. (b)	1,665	585,447
Resideo Technologies, Inc. (a)	1,832	36,933
Rexel SA	1,801	45,532
RS Group PLC	6,108	62,855

The accompanying notes are an integral part of these financial statements.	4

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

ScanSource, Inc. (a)	3,484	177,475
SiteOne Landscape Supply, Inc. (a)(b)	614	87,102
W.W. Grainger, Inc.	2,112	2,080,151
Watsco, Inc. (b)	1,754	833,887
WESCO International, Inc.	698	115,435
		4,305,532

Diversified Financial Services - 6.6%
Affiliated Managers Group, Inc.	1,078	187,389
Air Lease Corp. (b)	3,053	141,262
Anima Holding SpA (Acquired 11/30/2022 - 08/06/2024; Cost $41,461) (e)	10,703	59,710
Artisan Partners Asset Management, Inc. - Class A (b)	3,828	159,207
ASX Ltd.	3,510	145,798
B3 SA - Brasil Bolsa Balcao	204,569	456,219
BGC Group, Inc. - Class A	6,435	63,578
Bolsa Mexicana de Valores SAB de CV	29,397	45,342
Brightsphere Investment Group, Inc.	5,123	124,950
Capitec Bank Holdings Ltd.	2,448	403,419
CI Financial Corp.	19,651	254,286
CTBC Financial Holding Co. Ltd.	228,471	233,185
Deutsche Boerse AG	3,104	697,130
E.Sun Financial Holding Co. Ltd.	49,555	43,684
Euronext NV (Acquired 05/31/2023 - 08/06/2024; Cost $26,934) (e)	393	42,022
First Financial Holding Co. Ltd.	55,700	47,447
First National Financial Corp.	6,439	178,443
Fubon Financial Holding Co. Ltd.	61,357	176,265
GF Securities Co. Ltd. - Class H	259,732	208,108
Guotai Junan Securities Co. Ltd. - Class H (Acquired 05/31/2024 - 08/06/2024; Cost $969,749) (e)	896,463	952,730
Helia Group Ltd.	20,187	56,157
Houlihan Lokey, Inc.	963	150,825
IG Group Holdings PLC	3,788	48,390
IGM Financial, Inc.	8,547	251,638
Isracard Ltd.	21,455	76,298
Korea Investment Holdings Co. Ltd.	1,080	58,857
McMillan Shakespeare Ltd.	4,783	51,437
Mega Financial Holding Co. Ltd.	58,042	70,670
Mitsubishi HC Capital, Inc.	6,036	43,465
Nasdaq, Inc.	30,447	2,194,620
Piper Sandler Cos.	263	71,720
Qifu Technology, Inc. - ADR	1,955	51,788
Samsung Card Co. Ltd.	3,639	118,362
Singapore Exchange Ltd.	16,586	137,808
Taiwan Cooperative Financial Holding Co. Ltd.	290,946	235,558
TMX Group Ltd.	7,125	227,270
Tradeweb Markets, Inc. - Class A	8,928	1,055,647
Virtus Investment Partners, Inc.	740	156,628
Visa, Inc. - Class A	12,907	3,567,108
Yuanta Financial Holding Co. Ltd.	231,457	230,806
		13,475,226

Electric - 1.9%
Auren Energia SA	44,466	89,822
Boralex, Inc. - Class A (a)	8,460	202,563
CPFL Energia SA	31,557	185,498
EDP Renovaveis SA	2,258	36,166
Elia Group SA/NV	2,690	295,078
Hydro One Ltd. (Acquired 11/30/2022 - 08/06/2024; Cost $2,063,851) (e)	74,202	2,522,125
Innergex Renewable Energy, Inc.	16,645	112,387

The accompanying notes are an integral part of these financial statements.	5

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

Verbund AG - Class A	5,202	444,239
		3,887,878

Electrical Components & Equipment - 0.2%
Belden, Inc. (b)	808	86,682
EnerSys	1,287	130,412
Huber + Suhner AG	661	67,155
Novanta, Inc. (a)	350	64,148
Ta Ya Electric Wire & Cable	23,850	39,439
		387,836

Electronics - 0.9%
Allegion plc	358	49,705
Avnet, Inc.	2,103	116,043
Camtek Ltd. (b)	367	33,404
Delta Electronics Thailand PCL	138,427	435,588
El.En. SpA	4,972	57,017
Horiba Ltd.	453	30,178
Hubbell, Inc. (b)	85	33,993
Mettler-Toledo International, Inc. (a)	434	624,561
NEXTracker, Inc. - Class A (a)	689	28,022
nVent Electric PLC	491	33,368
Oxford Instruments PLC	1,265	38,155
Sartorius AG	168	36,634
Shenzhen Inovance Technology Co. Ltd. - Class A	6,400	39,096
Spectris PLC	1,658	64,848
Synnex Technology International Corp.	13,124	29,579
Venture Corp. Ltd.	7,332	78,863
WPG Holdings Ltd.	19,015	48,266
Yokogawa Electric Corp.	1,458	40,935
		1,818,255

Energy - Alternate Sources - 0.1%
Corp ACCIONA Energias Renovables SA	1,491	34,526
Encavis AG (a)	2,385	44,880
Scatec ASA (Acquired 11/30/2023 - 08/06/2024; Cost $94,832) (a)(e)	12,892	98,587
Shoals Technologies Group, Inc. - Class A (a)	4,935	26,600
Solaria Energia y Medio Ambiente SA (a)	2,735	34,058
Vestas Wind Systems A/S (a)	1,291	29,676
		268,327

Engineering & Construction - 0.9%
Aena SME SA (Acquired 05/31/2024 - 08/06/2024; Cost $563,195) (a)(e)	2,881	582,310
Bilfinger SE	3,385	178,351
Comfort Systems USA, Inc.	126	44,544
COMSYS Holdings Corp.	2,766	60,903
CTCI Corp.	20,617	32,289
Dycom Industries, Inc. (a)	448	78,830
EXEO Group, Inc.	7,308	78,598
Flughafen Zurich AG	347	81,183
Frontdoor, Inc. (a)	2,180	104,814
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,690	65,319
Kajima Corp.	2,291	41,830
Kinden Corp.	3,670	78,640
Kyudenko Corp.	1,420	63,830
Sacyr SA	29,898	107,490
Sarana Menara Nusantara Tbk PT	847,096	45,767
SPIE SA	1,822	73,612

The accompanying notes are an integral part of these financial statements.	6

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

TopBuild Corp. (a)	92	36,158
		1,754,468

Entertainment - 0.3%
Betsson AB (a)	4,940	63,144
Flutter Entertainment PLC (a)	362	77,073
IMAX Corp. (a)	3,468	73,487
International Game Technology PLC	3,919	87,746
Light & Wonder, Inc. - Class A (a)	618	67,869
OPAP SA	6,679	115,627
The Lottery Corp. Ltd.	46,825	158,536
		643,482

Environmental Control - 0.0%(c)
Fluidra SA	1,471	36,440
Sweco AB	4,436	73,163
		109,603

Food - 2.1%
Aeon Co. Ltd.	12,618	316,219
Aryzta AG (a)	28,322	57,348
Bid Corp. Ltd.	6,668	168,677
Cranswick PLC	991	62,777
Grocery Outlet Holding Corp. (a)(b)	1,981	37,520
Grupo Comercial Chedraui SA de CV	6,001	45,770
Kellanova	23,077	1,860,237
Kesko Oyj - Class B	4,197	85,318
Maple Leaf Foods, Inc.	4,409	72,232
Nichirei Corp.	1,614	48,507
Nissin Foods Holdings Co. Ltd.	1,831	47,899
Nomad Foods Ltd.	3,163	59,464
Orion Corp.	508	34,986
Premier Foods PLC	26,039	61,394
The J.M. Smucker Co.	8,055	923,748
The North West Co., Inc.	8,981	304,398
		4,186,494

Forest Products & Paper - 0.0%(c)
Cascades, Inc.	10,602	72,922

Hand & Machine Tools - 1.8%
DMG Mori Co. Ltd.	1,986	47,248
Enerpac Tool Group Corp.	6,456	266,246
Konecranes Oyj	674	47,375
MSA Safety, Inc.	607	110,856
Snap-on, Inc.	9,076	2,575,224
Techtronic Industries Co. Ltd.	39,239	528,693
		3,575,642

Healthcare - Products - 4.2%
Axonics, Inc. (a)	560	38,732
Bio-Techne Corp.	2,474	183,051
Cochlear Ltd.	287	58,491
CONMED Corp. (b)	774	56,672
ConvaTec Group PLC (Acquired 11/30/2023 - 08/06/2024; Cost $71,486) (e)	24,041	75,514
Danaher Corp.	7,516	2,024,134
Demant A/S (a)	831	35,220
Dentium Co. Ltd.	408	24,403

The accompanying notes are an integral part of these financial statements.	7

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

Enovis Corp. (a)	1,896	88,354
Envista Holdings Corp. (a)(b)	3,115	56,880
GE HealthCare Technologies, Inc. (b)	485	41,138
Glaukos Corp. (a)	519	69,489
Haemonetics Corp. (a)(b)	664	50,185
IDEXX Laboratories, Inc. (a)	1,311	631,024
Inspire Medical Systems, Inc. (a)	356	64,016
Insulet Corp. (a)	514	104,224
Integer Holdings Corp. (a)(b)	629	81,814
Integra LifeSciences Holdings Corp. (a)	2,003	40,741
Intuitive Surgical, Inc. (a)	3,230	1,591,195
Lantheus Holdings, Inc. (a)(b)	479	50,999
Masimo Corp. (a)	467	54,882
Merit Medical Systems, Inc. (a)	705	68,159
Olympus Corp.	2,339	42,722
Pacific Biosciences of California, Inc. (a)	21,358	29,261
Patterson Cos., Inc. (b)	1,554	34,949
QuidelOrtho Corp. (a)	905	38,236
Repligen Corp. (a)(b)	245	36,978
ResMed, Inc.	2,240	548,845
Smith & Nephew PLC	3,417	52,565
Sonova Holding AG	117	40,790
Straumann Holding AG	395	58,404
Sysmex Corp.	3,113	60,291
Teleflex, Inc.	1,454	356,477
The Cooper Cos., Inc. (a)	5,952	629,305
Varex Imaging Corp. (a)	5,158	64,372
Waters Corp. (a)	1,787	618,927
West Pharmaceutical Services, Inc.	1,122	351,893
		8,453,332

Healthcare - Services - 0.9%
Bangkok Dusit Medical Services PCL	50,689	41,561
BioMerieux	358	41,490
Bumrungrad Hospital PCL	5,757	41,674
Chemed Corp.	165	96,718
Dr Sulaiman Al Habib Medical Services Group Co.	5,909	481,840
Encompass Health Corp.	1,337	124,408
Eurofins Scientific SE	758	43,328
Fortrea Holdings, Inc. (a)(b)	1,405	32,399
IHH Healthcare Bhd	25,874	37,532
Medpace Holdings, Inc. (a)	93	33,040
Molina Healthcare, Inc. (a)	1,156	404,357
Mouwasat Medical Services Co.	1,877	52,019
Nahdi Medical Co.	1,579	55,963
Ramsay Health Care Ltd.	3,439	96,951
Rede D'Or Sao Luiz SA (Acquired 11/29/2023 - 11/30/2023; Cost $121,859) (e)	22,587	126,788
Sonic Healthcare Ltd.	8,103	152,182
Teladoc Health, Inc. (a)(b)	4,954	35,520
		1,897,770

Home Builders - 0.2%
Century Communities, Inc.	666	66,647
Installed Building Products, Inc. (b)	624	138,721
LCI Industries (b)	519	61,159
Tri Pointe Homes, Inc. (a)	2,505	111,322
		377,849

The accompanying notes are an integral part of these financial statements.	8

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

Home Furnishings - 0.1%
Dolby Laboratories, Inc. - Class A	2,130	151,997
VTech Holdings Ltd.	4,901	31,855
		183,852

Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc.	1,939	61,078
Spectrum Brands Holdings, Inc.	599	56,498
		117,576

Housewares - 0.0%(c)
Newell Brands, Inc. (b)	4,647	32,947

Insurance - 8.3%
Aflac, Inc.	42,404	4,679,705
Ageas SA/NV	2,471	127,240
AIA Group Ltd.	67,275	478,232
Assured Guaranty Ltd. (b)	999	80,000
Baloise Holding AG	910	176,004
Beazley PLC	4,278	42,168
Brighthouse Financial, Inc. (a)	2,169	99,557
Brown & Brown, Inc.	15,746	1,655,377
Caixa Seguridade Participacoes S/A	17,712	51,354
Challenger Ltd.	9,257	43,212
CNO Financial Group, Inc.	3,987	139,226
Dai-ichi Life Holdings, Inc.	2,284	65,522
DB Insurance Co. Ltd.	620	53,838
Definity Financial Corp. (a)	1,807	67,038
Employers Holdings, Inc.	3,199	153,392
Gjensidige Forsikring ASA	10,981	194,797
Helvetia Holding AG	650	102,888
Hiscox Ltd.	2,502	38,703
Horace Mann Educators Corp.	5,117	182,216
Hyundai Marine & Fire Insurance Co. Ltd.	1,260	32,824
iA Financial Corp, Inc.	2,537	194,979
Intact Financial Corp.	10,177	1,915,186
Jackson Financial, Inc. - Class A (b)	1,734	156,008
Just Group PLC	27,290	51,145
Kinsale Capital Group, Inc. (b)	91	44,689
Lancashire Holdings Ltd.	7,069	62,432
Lincoln National Corp.	4,704	150,998
MGIC Investment Corp.	3,850	97,906
Odontoprev SA	24,139	47,994
Palomar Holdings, Inc. (a)	484	48,023
Phoenix Group Holdings PLC	20,605	153,138
Prudential PLC	11,514	98,662
Reinsurance Group of America, Inc.	189	41,724
Ryan Specialty Holdings, Inc. (b)	4,087	264,143
Safety Insurance Group, Inc.	2,234	197,821
Sampo Oyj	1,232	55,107
Selective Insurance Group, Inc.	584	53,132
Steadfast Group Ltd.	19,309	84,764
Storebrand ASA	12,247	132,273
Suncorp Group Ltd.	6,431	77,102
T&D Holdings, Inc.	3,353	56,384
Talanx AG	967	83,329
The Progressive Corp.	10,617	2,677,607
Tryg A/S	2,450	54,682

The accompanying notes are an integral part of these financial statements.	9

Adasina Social Justice
Schedule of Investments	All Cap Global ETF
August 31, 2024

Unipol Gruppo SpA	3,632	38,514
Willis Towers Watson PLC	5,122	1,496,187
		16,797,222

Internet - 2.3%
Auto Trader Group PLC (Acquired 12/08/2020 - 08/06/2024; Cost $88,217) (e)	10,083	112,771
CAR Group Ltd.	4,990	128,183
CDW Corp.	4,815	1,086,457
Full Truck Alliance Co. Ltd. - ADR	4,367	31,661
Grab Holdings Ltd. - Class A (a)	10,275	33,085
iQIYI, Inc. - ADR (a)	8,211	17,654
IRESS Ltd. (a)	10,614	69,711
Kuaishou Technology (Acquired 05/31/2024 - 08/06/2024; Cost $50,909) (a)(e)	7,200	37,198
Magnite, Inc. (a)	3,088	42,584
MercadoLibre, Inc. (a)	618	1,274,106
MONY Group PLC	19,898	56,015
NAVER Corp.	1,641	207,728
Perficient, Inc. (a)	519	39,013
Q2 Holdings, Inc. (a)(b)	692	51,353
Rightmove PLC	5,523	40,329
Scout24 SE (Acquired 05/31/2023 - 08/06/2024; Cost $32,728) (e)	505	38,626
SEEK Ltd.	4,859	75,992
VeriSign, Inc. (a)	5,802	1,066,988
Vitec Software Group AB	727	39,435
Wix.com Ltd. (a)	232	38,656
Z Holdings Corp.	25,532	70,088
Ziff Davis, Inc. (a)	1,045	51,069
		4,608,702

Investment Companies - 0.9%
EXOR NV	339	37,749
Groupe Bruxelles Lambert NV	22,514	1,738,230
		1,775,979

Leisure Time - 0.1%
Amadeus IT Group SA	733	49,444
BRP, Inc. - SVS	892	64,689
YETI Holdings, Inc. (a)(b)	998	40,239
		154,372

Lodging - 0.3%
Boyd Gaming Corp.	2,540	152,451
Dalata Hotel Group PLC	12,743	62,063
H World Group Ltd.	34,531	108,900
Kyoritsu Maintenance Co. Ltd.	1,831	30,180
Scandic Hotels Group AB (Acquired 05/31/2024 - 08/06/2024; Cost $92,260) (a)(e)	15,568	104,438
Whitbread PLC	4,018	152,347
		610,379

Machinery - Construction & Mining - 0.0%(c)
Vertiv Holdings Co. - Class A	384	31,884

Machinery - Diversified - 5.4%
ATS Corp. (a)	1,186	31,856
Cognex Corp.	1,666	67,273
Crane Co.	510	80,774
CSW Industrials, Inc.	209	70,565
Daifuku Co. Ltd.	3,168	61,095

The accompanying notes are an integral part of these financial statements.	10

Schedule of Investments	Adasina Social Justice All Cap Global ETF

August 31, 2024

Deutz AG	7,487	39,315
Esab Corp. (b)	936	98,252
FANUC Corp.	22,121	651,301
Graco, Inc.	35,898	2,992,098
Kadant, Inc. (b)	265	85,100
Kone Oyj - Class B	1,962	105,981
Nordson Corp.	8,293	2,127,652
Tennant Co.	411	40,142
The Toro Co. (b)	1,628	150,753
Watts Water Technologies, Inc. - Class A	722	142,017
WEG SA	101,432	966,266
Xylem, Inc.	21,243	2,921,550
Yaskawa Electric Corp.	8,886	294,156
		10,926,146

Media - 0.7%
Cable One, Inc. (b)	153	53,966
FactSet Research Systems, Inc. (b)	1,223	517,133
Informa PLC	5,866	64,296
ITV PLC	37,474	39,253
Liberty Global Ltd. - Class A (a)	4,460	86,301
Schibsted ASA - Class A	2,164	66,439
Scholastic Corp. (b)	3,563	113,589
Vivendi SE	47,276	530,888
		1,471,865

Metal Fabricate & Hardware - 0.6%
AZZ, Inc.	3,533	293,840
Helios Technologies, Inc.	1,118	49,404
Lindab International AB	1,899	49,511
Mueller Industries, Inc.	1,631	118,590
Proto Labs, Inc. (a)	1,910	58,408
Reliance Worldwide Corp. Ltd.	11,722	42,630
Standex International Corp.	242	43,233
VAT Group AG (Acquired 04/11/2023 - 08/06/2024; Cost $564,800) (e)	1,076	554,455
Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class A	11,800	28,867
		1,238,938

Miscellaneous Manufacturers - 1.3%
Carlisle Cos., Inc.	4,771	2,021,950
China Railway Signal & Communication Corp. Ltd. - Class H (Acquired 05/31/2024 - 08/06/2024; Cost $33,256) (e)	78,777	28,480
Diploma PLC	1,236	72,514
Enpro, Inc. (b)	504	81,058
Fabrinet (a)	242	58,963
Federal Signal Corp.	1,271	120,097
Hillenbrand, Inc.	2,542	83,784
Indutrade AB	2,204	69,473
Nikon Corp.	3,658	39,179
Trelleborg AB - Class B	1,414	55,258
Volution Group PLC	9,925	73,698
		2,704,454

Office & Business Equipment - 0.1%
Ricoh Co. Ltd.	6,845	71,456
Seiko Epson Corp.	3,651	67,965
		139,421

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Adasina Social Justice All Cap Global ETF

August 31, 2024

Office Furnishings - 0.1%
Steelcase, Inc. - Class A	11,345	160,418

Packaging & Containers - 0.4%
AptarGroup, Inc.	1,554	238,057
Huhtamaki Oyj	1,410	57,841
Sealed Air Corp.	3,046	106,458
SIG Group AG	3,698	78,192
Silgan Holdings, Inc. (b)	3,202	167,369
TriMas Corp.	3,603	91,912
		739,829

Pharmaceuticals - 4.8%
Amplifon SpA	1,704	54,944
Astellas Pharma, Inc.	30,297	378,075
AstraZeneca PLC	7,847	1,368,937
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	3,600	36,055
Bristol-Myers Squibb Co.	45,483	2,271,876
Celltrion, Inc.	267	40,574
Hikma Pharmaceuticals PLC	2,312	60,254
Imeik Technology Development Co. Ltd. - Class A	980	20,042
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	5,800	36,110
Merck & Co., Inc.	37,493	4,441,046
Neurocrine Biosciences, Inc. (a)	277	35,196
Option Care Health, Inc. (a)	1,349	43,195
Organon & Co.	1,771	39,582
Otsuka Holdings Co. Ltd.	7,756	455,649
Recordati Industria Chimica e Farmaceutica SpA	1,112	65,237
Shionogi & Co. Ltd.	1,133	52,967
Sinopharm Group Co. Ltd. - Class H	12,645	29,471
Supernus Pharmaceuticals, Inc. (a)(b)	3,427	120,493
UCB SA	423	76,648
Yuhan Corp.	652	68,819
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	1,000	29,428
		9,724,598

Private Equity - 0.9%
3i Group PLC	37,850	1,581,374
EQT AB	1,694	56,705
Intermediate Capital Group PLC	4,338	121,208
Ratos AB - Class B	9,699	32,069
		1,791,356

Real Estate - 0.4%
Anywhere Real Estate, Inc. (a)	25,169	123,076
China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	64,300	83,729
Direcional Engenharia SA	11,120	56,490
Greentown China Holdings Ltd.	35,153	27,851
Marcus & Millichap, Inc.	4,558	180,816
Poly Developments and Holdings Group Co. Ltd. - Class A	24,200	27,723
REA Group Ltd.	1,415	210,257
Sumitomo Realty & Development Co. Ltd.	1,802	61,447
Tokyu Fudosan Holdings Corp.	20,108	144,176
		915,565

Retail - 1.3%
Alsea SAB de CV (a)	9,158	25,221
B&M European Value Retail SA	12,391	72,468

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Adasina Social Justice All Cap Global ETF

August 31, 2024

Bermaz Auto Bhd	65,639	37,963
CP ALL PCL	248,746	444,649
El Puerto de Liverpool SAB de CV	4,985	28,918
Europris ASA (Acquired 05/31/2023 - 08/06/2024; Cost $168,493) (e)	25,323	159,700
Ferguson Enterprises, Inc.	3,879	797,949
Freshpet, Inc. (a)(b)	442	60,112
GMS, Inc. (a)	1,021	88,613
HLA Group Corp. Ltd. - Class A	39,800	33,409
Jarir Marketing Co.	21,733	74,015
MR DIY Group M Bhd (Acquired 05/31/2023 - 06/05/2024; Cost $46,235) (e)	128,490	61,235
MSC Industrial Direct Co., Inc. - Class A (b)	1,958	161,026
National Vision Holdings, Inc. (a)	3,797	40,096
Nitori Holdings Co. Ltd.	522	77,867
Pandora A/S	238	41,712
Papa John's International, Inc.	1,577	74,702
Pepkor Holdings Ltd. (Acquired 05/31/2022 - 08/06/2024; Cost $101,221) (e)	92,313	113,864
President Chain Store Corp.	10,391	91,437
Reece Ltd.	3,168	58,767
RH (a)	207	52,516
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	22,852	31,640
USS Co. Ltd.	4,857	44,665
Zensho Holdings Co. Ltd.	1,457	76,070
		2,748,614

Savings & Loans - 0.3%
Brookline Bancorp, Inc.	12,909	132,059
Capitol Federal Financial, Inc.	18,354	110,308
Northwest Bancshares, Inc.	20,634	285,781
TFS Financial Corp.	4,340	58,937
		587,085

Semiconductors - 4.3%
Ambarella, Inc. (a)	638	38,089
Amkor Technology, Inc.	1,667	54,844
ASE Technology Holding Co. Ltd.	303,926	1,458,351
ASM International NV	2,513	1,699,589
Axcelis Technologies, Inc. (a)	349	38,156
Cirrus Logic, Inc. (a)	506	73,719
Disco Corp.	3,454	1,011,968
FormFactor, Inc. (a)	693	33,798
IPG Photonics Corp. (a)	442	30,220
Kulicke & Soffa Industries, Inc.	806	35,311
Lasertec Corp.	3,576	689,633
MaxLinear, Inc. (a)	2,062	31,301
MediaTek, Inc.	21,385	828,928
Nova Ltd. (a)	269	60,135
Novatek Microelectronics Corp.	2,108	35,584
NXP Semiconductors NV	8,595	2,203,414
Power Integrations, Inc. (b)	740	49,654
Rambus, Inc. (a)	1,033	46,196
Silicon Laboratories, Inc. (a)	444	52,556
u-blox Holding AG	351	33,054
UMS Holdings Ltd.	41,473	32,454
Will Semiconductor Co., Ltd - Class A	9,900	126,442
		8,663,396

Software - 11.8%
ACI Worldwide, Inc. (a)	1,608	80,979

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Adasina Social Justice All Cap Global ETF

August 31, 2024

Adeia, Inc.	17,972	226,447
Adobe, Inc. (a)	3,928	2,256,283
Akamai Technologies, Inc. (a)(b)	3,346	340,757
Altair Engineering, Inc. - Class A (a)(b)	612	55,300
ANSYS, Inc. (a)	3,259	1,047,508
AppLovin Corp. - Class A (a)(b)	6,274	582,666
Asana, Inc. - Class A (a)	2,685	37,751
Atlassian Corp. - Class A (a)	1,201	198,886
Autodesk, Inc. (a)	4,146	1,071,326
BlackLine, Inc. (a)	1,136	56,289
Box, Inc. - Class A (a)	1,549	50,497
Broadridge Financial Solutions, Inc.	3,037	646,456
Cadence Design Systems, Inc. (a)	5,401	1,452,491
Cloudflare, Inc. - Class A (a)	2,829	232,374
CommVault Systems, Inc. (a)	363	56,410
Confluent, Inc. - Class A (a)(b)	2,001	42,461
Constellation Software Inc.	377	1,230,985
CSG Systems International, Inc.	1,388	67,346
Datadog, Inc. - Class A (a)	2,481	288,441
DocuSign, Inc. (a)	1,365	80,822
Dynatrace, Inc. (a)	4,845	245,254
Electronic Arts, Inc.	6,785	1,030,099
Evolent Health, Inc. - Class A (a)(b)	1,737	55,549
GFT Technologies SE	1,930	45,931
Gitlab, Inc. - Class A (a)	729	34,555
Guidewire Software, Inc. (a)	787	117,082
HashiCorp, Inc. - Class A (a)	1,184	40,185
HubSpot, Inc. (a)	526	262,511
Jack Henry & Associates, Inc.	2,279	394,335
Manhattan Associates, Inc. (a)	162	42,838
Monday.com Ltd. (a)(b)	155	41,213
MongoDB, Inc. (a)(b)	387	112,536
MSCI, Inc. (b)	1,899	1,102,540
Nemetschek SE	461	48,094
NetEase, Inc.	35,912	587,914
Nutanix, Inc. - Class A (a)	534	33,743
Open Text Corp.	16,068	511,219
Paychex, Inc. (b)	14,337	1,881,014
Phreesia, Inc. (a)	2,911	74,842
Privia Health Group, Inc. (a)(b)	2,200	44,308
Procore Technologies, Inc. (a)	556	32,954
Progress Software Corp. (b)	1,124	65,361
PROS Holdings, Inc. (a)	3,766	75,810
PTC, Inc. (a)(b)	4,144	742,149
Roper Technologies, Inc.	4,072	2,257,558
Sapiens International Corp NV	2,785	101,346
ServiceNow, Inc. (a)	1,840	1,573,200
Smartsheet, Inc. - Class A (a)	980	47,824
SPS Commerce, Inc. (a)	195	38,949
SS&C Technologies Holdings, Inc.	13,892	1,043,150
SUSE SA (d)	2,113	25,471
Take-Two Interactive Software, Inc. (a)	2,067	334,255
Temenos AG	625	43,535
Teradata Corp. (a)	1,199	33,860
The Descartes Systems Group, Inc. (a)	976	98,407
Twilio, Inc. - Class A (a)	1,928	121,001
Veeva Systems, Inc. - Class A (a)	2,359	510,582
WiseTech Global Ltd.	1,141	92,025

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Adasina Social Justice All Cap Global ETF

August 31, 2024

Workiva, Inc. - Class A (a)(b)	489	38,225
		24,083,899

Storage - Warehousing - 0.0%(c)
Mitsui-Soko Holdings Co. Ltd.	1,390	53,746

Telecommunications - 5.8%
America Movil SAB de CV (a)	702,777	582,413
BT Group PLC	166,199	303,614
Calix, Inc. (a)	1,147	42,714
Chunghwa Telecom Co. Ltd.	106,583	413,138
Elisa Oyj	1,633	81,739
Extreme Networks, Inc. (a)	3,412	53,739
Far EasTone Telecommunications Co. Ltd.	20,069	56,775
Intouch Holdings PCL	40,882	99,653
Juniper Networks, Inc.	71,542	2,781,553
Koninklijke KPN NV	15,491	63,324
Maxis Bhd	133,818	119,500
NEXTDC Ltd. (a)	6,191	71,200
PCCW Ltd.	163,448	92,406
Shenzhen Transsion Holdings Co. Ltd. - Class A	10,740	121,216
Singapore Telecommunications Ltd.	630,827	1,514,817
SoftBank Corp.	87,698	1,227,489
Spark New Zealand Ltd.	73,933	166,059
Swisscom AG	2,548	1,611,176
Taiwan Mobile Co. Ltd.	15,667	54,852
Tele2 AB - Class B	6,102	69,417
Telefonica SA	186,701	846,067
Telia Co AB	14,588	45,356
TIM SA	22,307	70,191
TIME dotCom Bhd	76,654	89,023
Vodacom Group Ltd.	60,177	372,958
Vodafone Group PLC	847,939	829,340
		11,779,729

Toys, Games & Hobbies - 0.0%(c)
Bandai Namco Holdings, Inc.	4,916	105,576

Transportation - 0.5%
Clarkson PLC	1,808	90,532
Kuehne + Nagel International AG	2,733	847,489
Taiwan High Speed Rail Corp.	56,328	52,648
		990,669

Water - 0.4%
Aguas Andinas SA - Class A	169,102	51,087
American States Water Co.	3,307	269,256
California Water Service Group	4,980	275,543
SJW Group	2,355	138,921
		734,807
TOTAL COMMON STOCKS (Cost $175,018,497)		202,560,555

SHORT-TERM INVESTMENTS - 6.8%
Investments Purchased with Proceeds from Securities Lending - 6.5%
Mount Vernon Liquid Assets Portfolio, LLC (f)	13,091,260	13,091,260

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Adasina Social Justice All Cap Global ETF

August 31, 2024

Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.22% (f)	669,079	669,079
TOTAL SHORT-TERM INVESTMENTS (Cost $13,760,339)		13,760,339

TOTAL INVESTMENTS - 106.4% (Cost $188,778,836)		216,320,894
Liabilities in Excess of Other Assets - (6.4)%		(12,929,879)
TOTAL NET ASSETS - 100.0%		$203,391,015

Percentages are stated as a percent of net assets.
AB - Aktiebolag ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap SA de CV - Sociedad Anónima de Capital Variable
SAB de CV - Sociedad Anónima Bursátil de Capital Variable SE - Societas Europaea SpA - Sociedad por Acciones

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2024. The total market value of these securities was $12,948,714 which represented 6.4% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $25,471 or 0.0% of net assets as of August 31, 2024.

(e)	Security considered restricted. The total market value of these securities was $5,707,330 which represented 2.8% of net assets as of August 31, 2024.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	Adasina Social Justice All Cap Global ETF

August 31, 2024

ASSETS:
Investments, at value (Note 2)	$216,320,894
Dividends and interest receivable	302,849
Foreign currency, at value	3,211
Spot receivable	1,440
Security lending income receivable (Note 5)	1,175
Total assets	216,629,569

LIABILITIES:
Payable upon return of securities loaned (Note 5)	13,091,260
Payable to adviser (Note 4)	147,294
Total liabilities	13,238,554
NET ASSETS	$203,391,015

NET ASSETS CONSISTS OF:
Paid-in capital	$191,336,638
Total distributable earnings	12,054,377
Total net assets	$203,391,015

Net assets	$203,391,015
Shares issued and outstanding(a)	11,000,000
Net asset value per share	$18.49

COST:
Investments, at cost	$188,778,836
Foreign currency, at cost	$3,243

LOANED SECURITIES:
at value (included in investments)	$12,948,714

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statement of Operations	Adasina Social Justice All Cap Global ETF

For the Year Ended August 31, 2024

INVESTMENT INCOME:
Dividend income	$3,075,417
Less: Dividend withholding taxes	(230,637)
Less: Issuance fees	(1,685)
Interest income	25,972
Securities lending income (Note 5)	69,107
Total investment income	2,938,174

EXPENSES:
Investment advisory fee (Note 4)	1,452,248
Interest expense	3,493
Total expenses	1,455,741
NET INVESTMENT INCOME	1,482,433

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	5,213,456
Foreign currency transactions	(198,579)
Net realized gain	5,014,877
Net change in unrealized appreciation on:
Investments	19,707,658
Foreign currency translations	2,932
Net change in unrealized appreciation	19,710,590
Net realized and unrealized gain	24,725,467
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,207,900

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Adasina Social Justice All Cap Global ETF

	Year ended August 31, 2024	Year ended August 31, 2023
OPERATIONS:
Net investment income	$1,482,433	$1,226,603
Net realized gain/(loss)	5,014,877	(5,927,585)
Net change in unrealized appreciation	19,710,590	17,379,610
Net increase in net assets from operations	26,207,900	12,678,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,622,195)	(1,522,501)
Total distributions to shareholders	(1,622,195)	(1,522,501)

CAPITAL TRANSACTIONS:
Subscriptions	53,515,350	41,150,580
Redemptions	(16,204,300)	(7,629,650)
ETF transaction fees (Note 9)	834	1,654
Net increase in net assets from capital transactions	37,311,884	33,522,584

NET INCREASE IN NET ASSETS	61,897,589	44,678,711

NET ASSETS:
Beginning of the year	141,493,426	96,814,715
End of the year	$203,391,015	$141,493,426

SHARES TRANSACTIONS
Subscriptions	3,200,000	2,700,000
Redemptions	(1,000,000)	(500,000)
Total increase in shares outstanding	2,200,000	2,200,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Adasina Social Justice All Cap Global ETF

For a share outstanding throughout the periods presented

	Year ended August 31,			Period ended
				August 31,
	2024	2023	2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of year/period	$16.08	$14.67	$17.82	$15.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.15	0.16	0.15	0.10
Net realized and unrealized gain (loss) on investments(c)	2.42	1.44	(3.17)	2.79
Total from investment operations	2.57	1.60	(3.02)	2.89

LESS DISTRIBUTIONS FROM:
From net investment income	(0.16)	(0.19)	(0.13)	(0.07)
Total distributions	(0.16)	(0.19)	(0.13)	(0.07)

ETF transaction fees per share	0.00 (d)	—	—	—
Net asset value, end of year/period	$18.49	$16.08	$14.67	$17.82

TOTAL RETURN	16.11%	10.99%	-17.06%	19.24	%(g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year/period (in thousands)	$203,391	$141,493	$96,815	$71,270
Ratio of expenses to average net assets	0.89%	0.89%	0.89%	0.89	%(e)
Ratio of net investment income to average net assets	0.91%	1.02%	0.93%	0.80	%(e)
Portfolio turnover rate(f)	82%	108%	85%	81	%(g)

(a)	Inception date of the Fund was December 8, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year/period.
(c)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Annualized for periods less than one year.
(f) (g)	Portfolio turnover rate excludes in-kind transactions. Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

NOTE 1 – ORGANIZATION

The Adasina Social Justice All Cap Global ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Robasciotti & Associates, Inc., doing business as Adasina Social Capital (the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on December 8, 2020.

The investment objective of the Fund is to seek capital appreciation and income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are measured at fair value using the investment company’s net asset value per share (or its equivalent) practical expedient as provided by the underlying fund’s administrator.

Under Rule 2a-5 of the 1940 Act, a fair value policy will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$202,535,084	$—	$25,471	$202,560,555
Investments Purchased With Collateral
From Securities Lending (b)	—	—	—	13,091,260
Short-Term Investments	669,079	—	—	669,079
Total Investments in Securities	$203,204,163	$—	$25,471	$216,320,894

Common Stocks
Balance as of August 31, 2023	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(9,156)
Purchases	2,510
Sales	—
Corporate Actions	—
Transfer into and/or out of Level 3	32,117
Balance as of August 31, 2024	$25,471

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2024	$(9,156)

(a) See Schedule of Investments for the industry breakout.

(b) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board of Trustees, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Statement of Operations, if applicable.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

As of August 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid semi-annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.	Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.	Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

K.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per share. For the year ended August 31, 2024, the following reclassification adjustments were made:

Paid-In Capital	Total Distributable Earnings
$4,378,839	$(4,378,839)

During the year ended August 31, 2024, the Fund realized $4,593,741 in net capital gains resulting from in-kind redemptions, in which Authorized Participants exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from total distributable earnings to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Emerging and Developing Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging and developing market nations. Investments in securities traded in emerging and developing markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not necessarily associated with investments in U.S. securities and in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

B.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers, including depositary receipts, such as ADRs, involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments, including ADRs, can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

C.	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. The Fund will invest in common stocks directly. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers.

D.	Sector Risk. At times the Fund may increase the relative emphasis of its investments in a particular sector or group of industries. The prices of securities of issuers in a particular sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the value of Shares may fluctuate in response to events affecting that industry or sector.

E.	Style Risk. Applying Racial, Gender, Economic, and Climate Justice as well as Movement Aligned criteria to the Fund’s investment selection process may exclude securities of certain issuers for non-financial reasons and therefore, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments.

F.	Index Risk. The Adasina Social Justice Index (the “Index”) may not reflect all companies meeting the Index’s eligibility criteria if certain company characteristics are not known at the time the Index is composed or reconstituted.

G.	Management Risk. The Fund is actively-managed and may not meet its investment objectives based on Adasina’s success or failure to implement investment strategies for the Fund.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

H.	ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results. An investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

I.	General Market Risk. Economies and financial markets worldwide are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to several factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

J.	High Portfolio Turnover Risk. The Fund may actively trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and may offset the level of capital appreciation attained by the Fund’s portfolio holdings thereby reducing investment returns. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

K.	Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and, therefore subject to slower growth during economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as evolving technology and changing consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

L.	Third Party Data Risk. The composition of the Index, and consequently the Fund’s portfolio, is heavily dependent on information and data calculated and published by independent third parties (“Third Party Data”). Third Party Data is carefully compiled from sources determined by Adasina to be reliable and is valid at the time it is obtained, but Adasina cannot guarantee the accuracy of any third-party information. When Third Party Data proves to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index that would have been excluded or included had the Third Party Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can also be expected to reflect the errors.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.89%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable for the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended August 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as investment sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Fund’s Investment Advisory Fee, less a contractual fee retained by the Adviser. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub - administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

As of August 31, 2024, market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$12,948,714	$13,091,260	6.4%

The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the year ended August 31, 2024, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in the Fund’s Schedule of Investments. Securities lending income is disclosed in the Fund’s Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended August 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, in-kind transactions and U.S. government securities were $138,214,583 and $134,024,891, respectively.

For the year ended August 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the year ended August 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $48,722,991 and $16,243,064, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 were as follows:

Distributions paid from:	August 31, 2024	August 31, 2023
Ordinary income	$1,622,195	$1,522,501

As of the fiscal year ended August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Investments, at cost (a)	$190,239,836
Gross tax unrealized appreciation	30,829,540
Gross tax unrealized depreciation	(4,745,016)
Net tax unrealized appreciation (depreciation)	26,084,524
Undistributed ordinary income (loss)	684,205
Undistributed long-term capital gain (loss)	—
Total distributable earnings	684,205
Other accumulated gain (loss)	(14,714,352)
Total distributable earnings	$12,054,377

(a) The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales and PFIC mark to market adjustments.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2024, the Fund had not elected to defer any post-October or late year losses. As of the most recent fiscal year ended August 31, 2024, the Fund had long-term and short-term capital loss carryovers of $(5,408,251) and $(9,306,101), respectively, which do not expire.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended August 31, 2024, are as follows for the Fund:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	14,794,000
Average daily loan outstanding when in use	14,794,000
Credit facility outstanding as of August 31, 2024	—
Average interest rate, when in use	8.50%
Interest rate terms	Prime
Interest rate as of August 31, 2024	8.50%
Expiration date	June 25, 2025

Interest expense incurred for the year ended August 31, 2024 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $7,000, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% and for Redemption Units of up to a maximum of 2%, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Notes to the Financial Statements	Adasina Social Justice All Cap Global ETF
August 31, 2024

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm	Adasina Social Justice All Cap Global ETF
August 31, 2024

To the Shareholders of

Adasina Social Justice All Cap Global ETF and

The Board of Trustees of

Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Adasina Social Justice All Cap Global ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), including the schedule of investments, as of August 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years then ended and the financial highlights for each of the three years then ended and for the period December 8, 2020 (commencement of operations) to August 31, 2021, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the three years then ended and the period December 8, 2020 to August 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

October 29, 2024

Other Non-Audited Information	Adasina Social Justice All Cap Global ETF
August 31, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Adasina Social Justice All Cap Global ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended August 31, 2024, was as follows:

Adasina Social Justice All Cap Global ETF	56.06%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended August 31, 2024, was as follows:

Adasina Social Justice All Cap Global ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	November 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	November 8, 2024

* Print the name and title of each signing officer under his or her signature.